Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2021

AFF50-QTLY-0821
1.833438.115

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/15/21 to 9/23/21
(Cost $719,969)	720,000	719,942
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (a)	5,652,192	$103,717,718
Fidelity Advisor Series Growth Opportunities Fund (a)	3,834,923	71,367,925
Fidelity Advisor Series Small Cap Fund (a)	2,937,718	47,209,127
Fidelity Series All-Sector Equity Fund (a)	3,520,367	44,814,267
Fidelity Series Commodity Strategy Fund (a)	8,306,512	46,267,274
Fidelity Series Large Cap Stock Fund (a)	8,356,949	165,467,587
Fidelity Series Large Cap Value Index Fund (a)	1,153,890	17,827,607
Fidelity Series Opportunistic Insights Fund (a)	4,260,246	96,537,181
Fidelity Series Small Cap Opportunities Fund (a)	3,202,617	58,351,688
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,952,958	105,128,722
Fidelity Series Value Discovery Fund (a)	6,380,532	107,320,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $586,696,595)		864,009,651

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	3,103,707	43,513,968
Fidelity Series Emerging Markets Fund (a)	2,042,612	24,919,871
Fidelity Series Emerging Markets Opportunities Fund (a)	8,336,860	223,928,048
Fidelity Series International Growth Fund (a)	5,921,648	115,827,432
Fidelity Series International Small Cap Fund (a)	1,608,079	35,811,917
Fidelity Series International Value Fund (a)	10,329,665	115,382,364
Fidelity Series Overseas Fund (a)	8,482,273	115,613,386
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $467,125,792)		674,996,986

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	974,225	9,079,777
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	283,516	2,940,058
Fidelity Series Floating Rate High Income Fund (a)	179,950	1,664,541
Fidelity Series High Income Fund (a)	1,084,597	10,401,283
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,026,024	33,225,747
Fidelity Series International Credit Fund (a)	61,105	617,773
Fidelity Series Investment Grade Bond Fund (a)	56,387	660,852
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,016,452	50,357,699
Fidelity Series Real Estate Income Fund (a)	535,819	6,226,217
TOTAL BOND FUNDS
(Cost $114,580,508)		115,173,947

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	127,860	127,885
Fidelity Series Government Money Market Fund 0.08% (a)(c)	7,435,940	7,435,940
Fidelity Series Short-Term Credit Fund (a)	158,343	1,608,760
TOTAL SHORT-TERM FUNDS
(Cost $9,135,806)		9,172,585
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,178,258,670)		1,664,073,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165,034)
NET ASSETS - 100%		$1,663,908,077

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$623,919	$1,152,045	$1,648,079	$--	$--	$127,885	0.0%
Total	$623,919	$1,152,045	$1,648,079	$--	$--	$127,885

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,980,503	$4,442,283	$8,714,985	$--	$389,087	$9,620,830	$103,717,718
Fidelity Advisor Series Growth Opportunities Fund	68,135,430	4,401,297	8,315,004	--	453,347	6,692,855	71,367,925
Fidelity Advisor Series Small Cap Fund	44,331,868	1,694,475	1,181,749	--	106,070	2,258,463	47,209,127
Fidelity Series All-Sector Equity Fund	41,894,296	1,409,224	2,060,860	--	69,246	3,502,361	44,814,267
Fidelity Series Canada Fund	37,642,902	3,496,586	1,362,320	--	88,138	3,648,662	43,513,968
Fidelity Series Commodity Strategy Fund	42,965,340	991,674	3,486,197	--	200,162	5,596,295	46,267,274
Fidelity Series Emerging Markets Debt Fund	8,391,006	637,383	175,084	97,191	(1,455)	227,927	9,079,777
Fidelity Series Emerging Markets Debt Local Currency Fund	2,723,703	171,159	51,627	--	(458)	97,281	2,940,058
Fidelity Series Emerging Markets Fund	24,628,787	1,246,137	2,052,693	--	46,900	1,050,740	24,919,871
Fidelity Series Emerging Markets Opportunities Fund	222,376,425	10,585,445	19,506,115	--	402,703	10,069,590	223,928,048
Fidelity Series Floating Rate High Income Fund	1,616,934	68,544	31,550	16,365	294	10,319	1,664,541
Fidelity Series Government Money Market Fund 0.08%	10,266,165	659,933	3,490,158	1,473	--	--	7,435,940
Fidelity Series High Income Fund	9,633,461	757,252	212,720	121,902	(274)	223,564	10,401,283
Fidelity Series Inflation-Protected Bond Index Fund	30,859,443	2,235,568	573,638	--	2,500	701,874	33,225,747
Fidelity Series International Credit Fund	606,296	3,523	--	3,524	--	4,680	617,773
Fidelity Series International Growth Fund	105,482,126	4,605,309	3,741,052	--	241,902	9,239,147	115,827,432
Fidelity Series International Small Cap Fund	33,111,302	1,208,799	997,279	--	8,202	2,480,893	35,811,917
Fidelity Series International Value Fund	105,445,725	10,845,201	4,039,064	--	232,455	2,898,047	115,382,364
Fidelity Series Investment Grade Bond Fund	692,033	374,166	414,021	2,930	(8,052)	16,726	660,852
Fidelity Series Large Cap Stock Fund	153,023,759	6,297,889	5,097,941	--	646,396	10,597,484	165,467,587
Fidelity Series Large Cap Value Index Fund	16,515,626	1,017,214	570,199	--	10,795	854,171	17,827,607
Fidelity Series Long-Term Treasury Bond Index Fund	42,343,056	7,044,296	1,798,748	276,315	(347,643)	3,116,738	50,357,699
Fidelity Series Opportunistic Insights Fund	90,844,117	3,088,213	7,733,219	--	359,049	9,979,021	96,537,181
Fidelity Series Overseas Fund	105,656,698	5,543,799	4,098,411	--	200,264	8,311,036	115,613,386
Fidelity Series Real Estate Income Fund	5,917,342	131,300	128,307	8,544	1,068	304,814	6,226,217
Fidelity Series Short-Term Credit Fund	2,162,490	45,110	597,804	7,165	12,021	(13,057)	1,608,760
Fidelity Series Small Cap Opportunities Fund	54,718,283	3,615,948	1,543,438	--	132,327	1,428,568	58,351,688
Fidelity Series Stock Selector Large Cap Value Fund	96,913,735	5,771,028	3,384,623	--	278,862	5,549,720	105,128,722
Fidelity Series Value Discovery Fund	99,208,213	6,023,933	3,583,721	--	395,715	5,276,415	107,320,555
Total	$1,556,087,064	$88,412,688	$88,942,527	$535,409	$3,919,621	$103,745,164	$1,663,225,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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